Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit for the tax deductions from option exercises	$ 2,200	$ 1,300	$ 500
Share-based compensation expense	$ 38,391	40,936	65,893
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance achievement, percentage of granted shares (up to)	200.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 14,400	$ 6,500	$ 2,000
Options excercisable (in shares)	18,000	400,000	800,000
Weighted average exercise price of exercisable options (in USD per share)	$ 17.79	$ 19.28	$ 20.06
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-vesting forfeitures percentage	6.90%
Unrecognized share-based compensation expense related to employee stock option awards	$ 68,900
Unrecognized share-based compensation expense recognized weighted average period, years	1 year 9 months 10 days
Weighted-average grant date fair value of restricted stock units granted (in USD per share)	$ 48.77	$ 36.92	$ 37.28
Total fair value of restricted stock units	$ 52,600	$ 29,300	$ 123,900
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period	5 years
The 2005 and 2014 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	12,900,000